Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2025
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

Icon Energy Corp. (“Icon” and together with its subsidiaries, the “Company”) was incorporated on August 30, 2023, under the laws of the Republic of the Marshall Islands and provides worldwide seaborne transportation services for dry bulk cargoes via its fleet of oceangoing vessels. Icon generates revenues by chartering its vessels to regional and international dry bulk operators, commodity traders and end users.

Fleet. As of June 30, 2025, Icon controlled and operated the following vessels:

Vessel name	Type	Built	Employment	Charter expiration
Alfa	Panamax	Japan, 2006	Index-linked time charter	October 2025 – February 2026
Bravo	Kamsarmax	Japan, 2007	Index-linked time charter	August 2025 – November 2025
Charlie	Ultramax	China, 2020	Index-linked time charter	March 2026 – June 2026

Formation of the Company. On June 11, 2024, Icon acquired all of the outstanding shares of the investment holding company Maui Shipping Co. (“Maui”) in exchange for 15,000 Series A Cumulative Convertible Perpetual Preferred Shares (the “Series A Preferred Shares”), 1,500,000 Series B Perpetual Preferred Shares (the “Series B Preferred Shares”), and 5,000 common shares of Icon. Maui was incorporated on October 27, 2022, under the laws of the Republic of Marshall Islands and, on May 3, 2023, entered into a deed of transfer of shares with the shareholders of the shipowning company Positano Marine Inc. (“Positano”), whereby all outstanding shares of Positano were transferred to Maui.

The transactions described above were treated as reorganizations of companies under common control and have been accounted for in a manner similar to the pooling of interests method, as each entity was controlled by the Company’s Chairwoman and Chief Executive Officer. Accordingly, the Company’s unaudited interim condensed consolidated financial statements have been presented by giving retroactive effect to the transactions described above, using historical carrying values of the assets and liabilities of Maui and Positano. The Company’s unaudited interim consolidated statements of (loss)/income present the results of operations for the period in which the transfers occurred as if the transfers of shares and exchange of equity interests had occurred on the date Positano was incorporated and as if Positano and Maui were consolidated subsidiaries of the Company from their date of incorporation. Results of operations and cash flows during the presented periods, comprise those of the previously separate entities consolidated. The equity accounts of the entities are combined and the difference between the consideration paid and the net assets acquired is reflected as an equity transaction and has been given retroactive effect as of the earliest period presented.

On July 15, 2024, Icon completed the initial public offering of 31,250 of its common shares, at an offering price of $160.00 per share, for gross proceeds of approximately $5,000, before deducting underwriting discounts and offering expenses. Icon’s common shares began trading on the Nasdaq Capital Market on July 12, 2024, under the symbol “ICON.”

Reverse stock split. All share and per share data presented in these unaudited interim condensed consolidated financial statements give retroactive effect to the Reverse Stock Split (please see Note 8 “Capital Structure—Reverse Stock Split”) as of the earliest period presented.

Subsidiaries. The accompanying unaudited interim condensed consolidated financial statements include the accounts of Icon and its subsidiaries:

Company	Activity	Incorporation country	Vessel name
Icon Energy Corp.	Parent	Marshall Islands	—
Maui Shipping Co.(1)	Intermediate holding	Marshall Islands	—
Positano Marine Inc.(1)	Shipowning	Marshall Islands	M/V Alfa
Reef Shiptrade Ltd.(1)	Shipowning	Marshall Islands	M/V Bravo
Charlie Marine Ltd.(1)	Bareboat charterer	Marshall Islands	M/V Charlie

(1)	Wholly owned subsidiaries